DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2018
Disclosure of dividends [text block] [Abstract]
Disclosure of dividends [text block]

NOTE 44: DIVIDENDS ON ORDINARY SHARES

The directors have recommended a final dividend, which is subject to approval by the shareholders at the Annual General Meeting, of 2.14 pence per share (2017: 2.05 pence per share; 2016: 1.7 pence per share) representing a total dividend of £1,523 million (2017: £1,475 million; 2016: £1,212 million), which will be paid on 21 May 2019. At 31 December 2016 the directors also recommended a special dividend of 0.5 pence per share representing a total dividend of £356 million. The financial statements do not reflect recommended dividends.

Dividends paid during the year were as follows:

	2018 pence per share	2017 pence per share	2016 pence per share	2018 £m	2017 £m	2016 £m
Recommended by directors at previous year end:
Final dividend	2.05	1.70	1.50	1,475	1,212	1,070
Special dividend	–	0.50	0.50	–	356	357
Interim dividend paid in the year	1.07	1.00	0.85	765	720	607
	3.12	3.20	2.85	2,240	2,288	2,034

The cash cost of the dividends paid in the year was £2,240 million (2017: £2,284 million; 2016: £2,014 million), in 2017 and 2016 this was net of a credit in respect of unclaimed dividends written-back in accordance with the Company’s Articles of Association.

In addition, the Group intends to implement a share buyback of up to £1.75 billion (2017: £1 billion) which will commence in March 2019 and is expected to be completed by 31 December 2019.

The trustees of the following holdings of Lloyds Banking Group plc shares in relation to employee share schemes retain the right to receive dividends but have chosen to waive their entitlement to the dividends on those shares as indicated: the Lloyds Banking Group Share Incentive Plan (holding at 31 December 2018: 5,538,164 shares, 31 December 2017: 12,414,401 shares, waived rights to all dividends), the HBOS Share Incentive Plan Trust (holding at 31 December 2018: 445,625 shares, 31 December 2017: 445,625 shares, waived rights to all dividends), the Lloyds Banking Group Employee Share Ownership Trust (holding at 31 December 2018: 5,679,119 shares, 31 December 2017: 13,346,132 shares, on which it waived rights to all dividends) and Lloyds Group Holdings (Jersey) Limited (holding at 31 December 2018: 42,846 shares, 31 December 2017: 42,846 shares, waived rights to all but a nominal amount of one penny in total).